Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006-1806

August 24, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Texas Quality Income Municipal Fund (File Nos. 333-181183 and 811-06384)

Dear Sir or Madam:

On behalf of our client, Nuveen Texas Quality Income Municipal Fund (the “Fund”), we are filing this Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is Pre-Effective Amendment No.1 under the 1933 Act and Amendment No. 12 under the 1940 Act and is being made for the purpose of registering additional 950,000 Common Shares and responding to SEC staff comments.

If you have any questions regarding this filing, please contact me at (202) 739-5254.

Very truly yours,

/s/ Trina C. Winkelmann
Trina C. Winkelmann